Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 18, 2023 to the Prospectus and Summary Prospectus, each dated April 1, 2023, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES GLOBAL GROWTH FUND
(the “Fund”)
Effective immediately, the fifth sentence of the first paragraph under the “Principal Investment Strategies” for the Fund within the section “Investments, Risks and Performance” within the “Fund Summary” and within the section “Investment Goals, Strategies and Risks” within the “More About Goals and Strategies” section of the Fund’s prospectus is hereby amended and restated as follows:
Notwithstanding the foregoing, the Adviser does not consider a security to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s country of risk defined by Bloomberg is the United States and the security’s country of incorporation defined by Bloomberg is the United States.

Loomis Sayles Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 18, 2023 to the Prospectus and Summary Prospectus, each dated April 1, 2023, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES GLOBAL GROWTH FUND
(the “Fund”)
Effective immediately, the fifth sentence of the first paragraph under the “Principal Investment Strategies” for the Fund within the section “Investments, Risks and Performance” within the “Fund Summary” and within the section “Investment Goals, Strategies and Risks” within the “More About Goals and Strategies” section of the Fund’s prospectus is hereby amended and restated as follows:
Notwithstanding the foregoing, the Adviser does not consider a security to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s country of risk defined by Bloomberg is the United States and the security’s country of incorporation defined by Bloomberg is the United States.